9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of diluted shares outstanding
	2014	2013	2012
Net income (loss) for the year	$(283,101)	$(2,798,169)	$(1,856,790)

Weighted average common stock basic	87,191,251	80,057,824	71,340,773
Effect of options	–	–	–
Effect of warrants	–	–	–
Diluted	87,191,251	80,057,824	71,340,773